SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 001 - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Forfeited non-vested amount	$ 0.1	$ 0.1
Forfeited non-vested account, decrease from administrative expense	0.1
Forfeited non-vested account, decrease from employer contribution	$ 0.1